DEBT - Principal Amounts Due Under Debt Agreements For the Next Five Years (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 1,861
2014	1,807
2015	68,649
2016	0
2017	0
Later years	0
Long-term debt	$ 72,317